Income Taxes - Changes in the Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowance at beginning of year	$ (51,957)	$ (21,961)	$ (36,535)
Increases recorded to income tax provision	(21,194)	(30,616)	(11,675)
Decreases recorded as a benefit to income tax provision	948	620	26,249
Valuation allowance at end of year	$ (72,203)	$ (51,957)	$ (21,961)